Related Party Transactions and Arrangements (Schedule of Offering Costs Reimbursements to Related Parties) (Details) (Manager [Member], ARC Properties Advisors, LLC [Member], Fees and Expense Reimbursement, Stock Offering [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Manager [Member] | ARC Properties Advisors, LLC [Member] | Fees and Expense Reimbursement, Stock Offering [Member]
Schedule of Offering Costs Reimbursements to Related Parties [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 814	$ (3,473)	$ 1,951	$ 16,808	$ 16,264	$ 4,383
Payable	$ 0		$ 0		$ 0	$ 220